Pensions and other post-employment benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 96	£ 146	£ 216
Past service cost	(3)	(6)	(5)
Net interest cost	45	18	27
Gains from settlements	(6)	(21)	(10)
Remeasurement on defined benefit plans	71	(786)	941
Pensions | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	96	146	181
Past service cost	3	6	19
Net interest cost	46	18	28
Gains from settlements	(6)	(22)	(2)
Expenses	30	35	29
Net operating cost	169	183	255
Remeasurement on defined benefit plans	111	(872)	856
Post-retirement benefits | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	12	22	17
Past service cost	0	0	(3)
Net interest cost	47	32	22
Gains from settlements	0	0	0
Expenses	(1)	(1)	0
Net operating cost	58	53	36
Remeasurement on defined benefit plans	(40)	228	68
UK | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	0	13	53
Past service cost	3	6	27
Net interest cost	(5)	(11)	3
Gains from settlements	0	0	0
Expenses	14	14	15
Net operating cost	12	22	98
Remeasurement on defined benefit plans	28	(1,169)	572
US | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	5	7	9
Past service cost	0	0	2
Net interest cost	35	20	18
Gains from settlements	0	0	0
Expenses	16	21	12
Net operating cost	56	48	41
Remeasurement on defined benefit plans	45	36	98
Rest of World | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	91	126	119
Past service cost	0	0	(10)
Net interest cost	16	9	7
Gains from settlements	(6)	(22)	(2)
Expenses	0	0	2
Net operating cost	101	113	116
Remeasurement on defined benefit plans	£ 38	£ 261	£ 186